Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONTINUING OPERATIONS
Revenues	$ 1,311	$ 1,280	$ 2,690	$ 2,611
Operating expenses	(964)	(899)	(1,916)	(1,810)
Depreciation	(29)	(34)	(59)	(62)
Other operating gains (losses), net	14	(1)	12	12
Operating profit	204	218	472	492
Finance costs, net:
Net interest expense	(81)	(89)	(159)	(181)
Other finance income (costs)	14	(60)	21	(88)
Income before tax and equity method investments	137	69	334	223
Share of post-tax earnings (losses) in equity method investments	2	(7)	4	(5)
Tax benefit (expense)	3	(15)	(24)	(26)
Earnings from continuing operations	142	47	314	192
Earnings from discontinued operations, net of tax	515	159	32	328
Net earnings	657	206	346	520
Earnings attributable to:
Common shareholders	625	192	286	489
Non-controlling interests	$ 32	$ 14	$ 60	$ 31
Basic and diluted earnings (loss) per share:
From continuing operations	$ 0.20	$ 0.07	$ 0.44	$ 0.26
From discontinued operations	0.68	0.20	(0.04)	0.41
Basic and diluted earnings (loss) per share	$ 0.88	$ 0.27	$ 0.40	$ 0.67
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (100)	$ (93)	$ (198)	$ (189)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (28)	$ (35)	$ (57)	$ (70)